CONVERTIBLE DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SHORT-TERM CONVERTIBLE DEBT
Convertible notes in default
	September 30, 2021	December 31, 2020
GBP	$-	$1,709
GHS	-	181
Auctus	-	40
Convertible notes payable	$-	$1,930

	December 31, 2020		December 31, 2019
GPB	$1,709	$1,709	$2,177	$2,177
GHS	-		149
	64		83
	14		14
	103	181	103	349
Auctus	40		192
	-		91
	-		106
	-	40	-	389
Convertible notes, past due (including debt in default)		$1,930		$2,915